Note 17 - Segments	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
17 .	Segments

As a result of changes instituted by our chief operating decision maker in 2015, including the type of financial information being reviewed on a regular basis and the way in which resource allocation decisions are made, we began to disclose three reportable segments during 2015: Disbursements, Payments and Data Analytics. Each of the reportable segments are organized according to the type of service that each offers to our target markets – higher education institutions and their students. Each of our reportable segments is also an operating segment and a reporting unit.  The Disbursements segment includes our Refund Management® disbursement service, which is offered to higher education institution clients, and the OneAccount, an FDIC-insured online checking account that is offered to students, as well as faculty, staff and alumni. The Payments segment includes our CASHNet® payment processing suite and our Campus Solutions suite, both of which enable higher education institutions to accept online payments, automate certain billing and processing functions and offer tuition payment plans.  The Data Analytics segment offers our Campus Labs analytics solutions suite for assessment in higher education, which combine data collection, reporting, organization and campus-wide integration. As a result of the change in our segment disclosure in 2015, we have revised our financial statements to include segment disclosures for the years ended December 31, 2014 and 2013.

We allocate all revenue and all operating expenses to these three reportable segments. Shared costs, such as legal, finance, human resources and other corporate services are allocated in their entirety to the segments.  The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. Segment assets are not reviewed by the chief operating decision maker and therefore are not allocated to the reportable segments. Segment income from operations excludes interest, taxes, and other income, which are not allocated to any particular business segment.

A summary of our segments for the years ended December 31, 2014 and 2013 are as follows:

	2014	2013
Revenue
Disbursements (1)	$127,970	$140,893
Payments	77,693	59,073
Data Analytics	14,448	11,157
Total revenues	$220,111	$211,123

Depreciation and amortization
Disbursements	$7,522	$5,775
Payments	9,172	6,808
Data Analytics	2,378	2,037
Total depreciation and amortization	$19,072	$14,620

Income from operations
Disbursements	$17,035	$18,857
Payments	7,894	2,445
Data Analytics	2,209	4,550
Total income from operations	27,138	25,852
Interest income	92	88
Interest expense	(3,266)	(3,082)
Other income	678	622
Net income before income taxes	$24,642	$23,480

(1) Disbursements revenue has been reduced by $8.75 million for the allowance for potential customer restitution for the year ended December 31, 2014.